Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Vessels, Net

Vessels, net, are comprised of the following:
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance, January 1, 2015	$1,160,911	$(200,488)	$960,423
Transfer from Advances for vessel acquisitions and vessels under construction	119,520	—	119,520
Impairment loss	(23,924)	11,025	(12,899)
Transfer to Assets held for sale	(31,750)	—	(31,750)
Depreciation expense	—	(47,133)	(47,133)
Balance, December 31, 2015	$1,224,757	$(236,596)	$988,161
Transfer from Advances for vessel acquisitions and vessels under construction	100,043		100,043
Depreciation expense	—	(49,485)	(49,485)
Balance, December 31, 2016	$1,324,800	$(286,081)	$1,038,719